Segment information and information by geographical area (Details 1) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Segmental Analysis [Line Items]
Identifiable assets	[1]	€ 85,483	€ 89,816	€ 99,068
Capital expenditure in tangible and intangible assets		9,119	8,681	9,180
In Italy [Member]
Disclosure Of Segmental Analysis [Line Items]
Identifiable assets	[1]	18,646	18,449	18,769
Capital expenditure in tangible and intangible assets		1,424	1,090	1,163
Other European Union [Member]
Disclosure Of Segmental Analysis [Line Items]
Identifiable assets	[1]	7,086	7,706	7,370
Capital expenditure in tangible and intangible assets		267	316	331
Rest of Europe [Member]
Disclosure Of Segmental Analysis [Line Items]
Identifiable assets	[1]	1,031	6,160	6,960
Capital expenditure in tangible and intangible assets		538	387	460
Americas [Member]
Disclosure Of Segmental Analysis [Line Items]
Identifiable assets	[1]	4,546	4,406	5,397
Capital expenditure in tangible and intangible assets		534	278	233
Asia [Member]
Disclosure Of Segmental Analysis [Line Items]
Identifiable assets	[1]	16,910	16,527	19,471
Capital expenditure in tangible and intangible assets		1,782	898	1,978
Africa [Member]
Disclosure Of Segmental Analysis [Line Items]
Identifiable assets	[1]	36,155	35,385	39,812
Capital expenditure in tangible and intangible assets		4,533	5,699	5,004
Other areas [Member]
Disclosure Of Segmental Analysis [Line Items]
Identifiable assets	[1]	1,109	1,183	1,289
Capital expenditure in tangible and intangible assets		€ 41	€ 13	€ 11

[1]	Includes assets directly associated with the generation of operating profit.